Schedule of Investments (unaudited)	iShares® MSCI Global Min Vol Factor ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.3%
Woolworths Group Ltd.	562,953	$18,086,906

Belgium — 0.2%
Etablissements Franz Colruyt NV	88,052	5,342,551
Proximus SADP	245,919	4,976,059
		10,318,610
Canada — 3.1%
Agnico Eagle Mines Ltd.	265,732	18,809,439
BCE Inc.	117,531	5,819,879
CGI Inc.(a)	177,179	15,740,118
Empire Co. Ltd., Class A, NVS	106,399	3,564,395
Franco-Nevada Corp.	308,519	45,560,854
Intact Financial Corp.	126,809	17,135,302
Loblaw Companies Ltd.	151,054	9,224,166
Metro Inc.	115,056	5,516,364
TELUS Corp.	691,940	15,522,184
Thomson Reuters Corp.	146,008	14,114,328
Waste Connections Inc.	118,264	14,361,980
		165,369,009
China — 5.0%
Agricultural Bank of China Ltd., Class A	7,915,799	4,059,224
Agricultural Bank of China Ltd., Class H	6,684,000	2,712,093
Alibaba Group Holding Ltd.(a)	131,080	3,566,654
Alibaba Group Holding Ltd., ADR(a)	4,096	876,380
Anhui Conch Cement Co. Ltd., Class A	423,900	3,272,038
Bank of Communications Co. Ltd., Class A	3,807,400	2,934,280
Bank of Communications Co. Ltd., Class H	5,669,000	3,821,040
Baoshan Iron & Steel Co. Ltd., Class A	2,151,000	2,673,555
BeiGene Ltd., ADR(a)(b)	36,234	12,990,251
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	3,923,700	3,569,436
Changchun High & New Technology Industry Group Inc., Class A	39,100	2,526,298
China Conch Venture Holdings Ltd.	1,863,500	8,580,767
China Construction Bank Corp., Class H	11,339,000	9,313,309
China Feihe Ltd.(c)	1,121,000	3,140,803
China Huishan Dairy Holdings Co. Ltd.(a)(d)	2,093,055	3
China Meidong Auto Holdings Ltd.	508,000	2,679,019
China Tourism Group Duty Free Corp. Ltd., Class A	189,400	9,984,833
China Tower Corp. Ltd., Class H(c)	36,680,000	5,011,419
China Yangtze Power Co. Ltd., Class A	2,204,200	6,883,192
Chongqing Zhifei Biological Products Co. Ltd., Class A	154,500	4,748,941
Chow Tai Fook Jewellery Group Ltd.	1,495,200	2,868,937
CITIC Securities Co. Ltd., Class A	673,800	2,768,283
COSCO SHIPPING Holdings Co. Ltd., Class A(a)	934,900	3,151,208
Country Garden Services Holdings Co. Ltd.	949,000	9,849,792
East Money Information Co. Ltd., Class A	529,900	2,655,569
Guangdong Investment Ltd.	1,767,147	2,597,014
Hansoh Pharmaceutical Group Co. Ltd.(a)(c)	1,914,000	8,344,327
I-Mab, ADR(a)	49,803	4,037,529
Industrial & Commercial Bank of China Ltd., Class A.	6,098,551	4,998,122
Industrial & Commercial Bank of China Ltd., Class H	11,947,000	7,843,318
Jiangsu Hengrui Medicine Co. Ltd., Class A	517,200	7,026,653
Lenovo Group Ltd.	4,048,000	4,855,333
LONGi Green Energy Technology Co. Ltd., Class A.	193,600	3,114,957
Microport Scientific Corp.	363,000	3,036,926
Perennial Energy Holdings Ltd.	1,290,000	500,814
Ping An Bank Co. Ltd., Class A	1,874,400	7,135,914
Postal Savings Bank of China Co. Ltd., Class H(c)	12,854,000	9,263,824
Security	Shares	Value

China (continued)
SF Holding Co. Ltd., Class A	408,500	$4,473,389
Shenzhen International Holdings Ltd.	1,800,000	2,738,088
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	117,800	8,963,091
Tencent Holdings Ltd.	189,900	15,278,496
Will Semiconductor Co. Ltd. Shanghai, Class A.	83,800	3,977,628
WuXi AppTec Co. Ltd., Class A	154,320	4,062,166
Wuxi Biologics Cayman Inc., New(a)(c)	498,000	7,789,028
Xiaomi Corp., Class B(a)(c)	5,137,200	19,397,917
Yadea Group Holdings Ltd.(c)	1,288,000	2,869,913
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	58,300	3,523,305
ZTO Express Cayman Inc., ADR.	408,649	13,113,546
		263,578,622
Denmark — 1.4%
Coloplast A/S, Class B	192,066	30,195,694
Novo Nordisk A/S, Class B	514,744	40,626,133
Tryg A/S	214,924	5,045,862
		75,867,689
Finland — 0.3%
Elisa OYJ	229,953	13,531,285

France — 1.1%
Eurofins Scientific SE(a)	58,115	6,253,845
Hermes International	22,967	32,236,353
Orange SA	1,510,450	19,153,943
		57,644,141
Germany — 1.3%
Deutsche Telekom AG, Registered.	2,689,693	55,683,374
HelloFresh SE(a)	83,803	7,629,576
Telefonica Deutschland Holding AG	1,683,078	4,586,707
		67,899,657
Hong Kong — 2.5%
CLP Holdings Ltd.	1,602,254	16,286,219
Hang Seng Bank Ltd.(b)	1,231,100	25,607,763
HK Electric Investments & HK Electric Investments Ltd.	4,285,500	4,345,475
HKT Trust & HKT Ltd.	6,124,000	8,302,373
Hong Kong & China Gas Co. Ltd.(b)	11,809,886	20,546,289
Jardine Matheson Holdings Ltd.	337,900	21,900,261
Link REIT	1,463,200	13,935,943
MTR Corp. Ltd.(b)	2,508,500	13,967,373
Power Assets Holdings Ltd.	1,097,500	6,709,162
Xinyi Glass Holdings Ltd.	736,000	2,940,159
		134,541,017
India — 3.4%
ACC Ltd.	120,921	3,309,475
Adani Green Energy Ltd.(a)	265,502	4,647,316
Adani Total Gas Ltd.(a)	238,079	4,423,824
Adani Transmission Ltd.(a)	126,037	2,562,423
Ambuja Cements Ltd.	1,118,780	5,051,890
Asian Paints Ltd.	457,271	18,772,134
Avenue Supermarts Ltd.(a)(c)	131,337	5,562,250
Bajaj Auto Ltd.(a)	68,228	3,939,470
Bharat Petroleum Corp. Ltd.	693,403	4,513,335
Dabur India Ltd.	857,401	6,411,095
Dr. Reddy’s Laboratories Ltd.	65,840	4,806,810
Eicher Motors Ltd.(a)	193,761	7,121,647
HCL Technologies Ltd.	962,180	12,550,080
Hero MotoCorp Ltd.	82,499	3,415,936

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Min Vol Factor ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares		Value

India (continued)
Hindustan Petroleum Corp. Ltd.	1,081,680		$4,162,612
Hindustan Unilever Ltd.	168,709		5,446,667
Indian Oil Corp. Ltd.	3,043,673		4,589,560
Infosys Ltd.	550,691		10,583,966
Ipca Laboratories Ltd.	112,293		3,206,604
Larsen & Toubro Infotech Ltd.(c)	53,022		2,886,149
Larsen & Toubro Ltd.	215,987		4,381,004
Maruti Suzuki India Ltd.	40,700		3,969,541
MRF Ltd.	2,495		2,877,700
Petronet LNG Ltd.	1,220,821		4,076,069
Pidilite Industries Ltd.(a)	246,461		7,129,032
Sun Pharmaceutical Industries Ltd.	439,116		4,045,386
Tata Consultancy Services Ltd.	257,121		11,215,440
Tech Mahindra Ltd.	392,148		5,541,243
UltraTech Cement Ltd.	66,350		6,125,264
Wipro Ltd.	531,240		3,949,950
Wipro Ltd., ADR	1,058,230		8,391,764
Yes Bank Ltd.(a)	16,509,760		3,071,903
			182,737,539
Ireland — 0.6%
Horizon Therapeutics PLC(a)	88,791		8,138,583
Kerry Group PLC, Class A.	156,256		21,046,649
			29,185,232
Israel — 0.4%
Azrieli Group Ltd.	42,625		3,248,423
Bank Hapoalim BM(a)	459,821		3,899,800
Bank Leumi Le-Israel BM(a)	658,520		5,148,696
Check Point Software Technologies Ltd.(a)(b)	25,385		2,969,537
Isracard Ltd.(a)	0	(e)	1
Nice Ltd.(a)(b)	22,042		4,781,229
			20,047,686
Italy — 0.3%
DiaSorin SpA	40,702		7,172,564
Infrastrutture Wireless Italiane SpA(c)	206,114		2,299,811
Recordati Industria Chimica e Farmaceutica SpA	93,938		5,201,262
			14,673,637
Japan — 10.9%
ABC-Mart Inc.	58,600		3,326,078
Ajinomoto Co. Inc.	227,900		5,209,844
Asahi Intecc Co. Ltd.	99,200		2,437,313
Canon Inc.	1,050,300		24,455,488
Capcom Co. Ltd.	263,000		8,620,065
Chugai Pharmaceutical Co. Ltd.	586,300		22,286,556
East Japan Railway Co.	75,100		5,219,940
FUJIFILM Holdings Corp.	185,500		12,828,886
Hamamatsu Photonics KK.	226,600		13,690,526
Hankyu Hanshin Holdings Inc.	82,800		2,569,622
Hirose Electric Co. Ltd.	52,200		7,380,804
Japan Post Bank Co. Ltd.	654,800		5,543,177
Japan Post Holdings Co. Ltd.	1,521,200		12,581,256
Japan Tobacco Inc.	122,400		2,403,171
KDDI Corp.	577,200		19,508,058
Keio Corp.	127,000		7,833,894
Keyence Corp.	56,300		27,467,931
Kintetsu Group Holdings Co. Ltd.(a)	179,800		6,295,318
Kirin Holdings Co. Ltd.	119,800		2,413,882
Koei Tecmo Holdings Co. Ltd.	94,700		4,459,012
Lawson Inc.	80,900		3,620,645
McDonald’s Holdings Co. Japan Ltd.(b)	118,200		5,326,468
Security	Shares	Value

Japan (continued)
MEIJI Holdings Co. Ltd.	103,500	$6,394,907
Mizuho Financial Group Inc.	1,028,200	15,618,880
MonotaRO Co. Ltd.	404,100	9,312,150
NEC Corp.	395,300	18,333,615
Nexon Co. Ltd.	468,200	11,016,387
Nintendo Co. Ltd.	31,600	19,489,481
Nippon Paint Holdings Co. Ltd.	168,100	2,412,242
Nippon Prologis REIT Inc.	3,339	10,321,789
Nippon Telegraph & Telephone Corp.	1,126,100	30,099,800
Nissin Foods Holdings Co. Ltd.	32,500	2,341,763
Nitori Holdings Co. Ltd.	82,400	14,180,373
Nomura Research Institute Ltd.	146,490	4,640,681
NTT Data Corp.	695,200	11,228,070
Obic Co. Ltd.	93,200	17,349,140
Odakyu Electric Railway Co. Ltd.	138,400	3,549,007
Ono Pharmaceutical Co. Ltd.	124,500	2,797,328
Oracle Corp. Japan(a)	62,100	5,616,077
Oriental Land Co. Ltd.	184,100	27,236,783
Pan Pacific International Holdings Corp.	547,900	10,737,764
PeptiDream Inc.(a)	89,600	4,166,850
Rinnai Corp.	58,400	5,656,368
Secom Co. Ltd.	299,800	23,312,911
Seven & i Holdings Co. Ltd.	77,400	3,326,982
SG Holdings Co. Ltd.	117,300	2,609,794
Shimano Inc.	56,100	12,645,315
Shionogi & Co. Ltd.	48,629	2,456,472
Softbank Corp.	2,136,300	27,275,349
Suntory Beverage & Food Ltd.	224,600	8,258,432
Sysmex Corp.	146,300	14,799,453
Takeda Pharmaceutical Co. Ltd.	118,600	4,004,273
Tobu Railway Co. Ltd.	305,200	7,716,566
Toho Co. Ltd.	159,600	6,567,813
Toho Gas Co. Ltd.	119,000	6,489,264
Toyo Suisan Kaisha Ltd.	143,400	5,727,990
USS Co. Ltd.	142,100	2,467,070
Welcia Holdings Co. Ltd.	160,800	4,894,762
Yamada Holdings Co. Ltd.	1,094,000	5,286,944
		575,816,779
Kuwait — 0.2%
Mobile Telecommunications Co. KSCP	3,497,705	6,909,092
National Bank of Kuwait SAKP	1,193,936	3,298,247
		10,207,339
Malaysia — 0.5%
Hong Leong Bank Bhd(b)	1,051,300	4,677,331
IHH Healthcare Bhd.	1,984,700	2,543,365
Malayan Banking Bhd(b)	2,992,000	5,918,130
Maxis Bhd	3,166,700	3,560,830
Petronas Chemicals Group Bhd(b)	1,691,300	3,290,757
Public Bank Bhd	6,667,000	6,790,075
		26,780,488
Netherlands — 0.5%
Koninklijke Ahold Delhaize NV	616,174	17,780,210
Koninklijke KPN NV	1,705,770	5,660,464
QIAGEN NV(a)	90,137	4,423,015
		27,863,689
New Zealand — 0.2%
Fisher & Paykel Healthcare Corp. Ltd.	186,214	4,019,933
Spark New Zealand Ltd.	1,776,504	5,827,532
		9,847,465

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Min Vol Factor ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Norway — 0.2%
Telenor ASA	632,494	$10,923,063

Peru — 0.0%
Credicorp Ltd.	18,349	2,522,437

Philippines — 0.2%
BDO Unibank Inc.	2,695,769	5,847,430
PLDT Inc.	122,265	3,363,742
		9,211,172
Qatar — 0.2%
Qatar Islamic Bank SAQ	539,676	2,523,896
Qatar National Bank QPSC	2,162,519	10,347,260
		12,871,156
Russia — 0.3%
Polymetal International PLC	235,072	5,574,429
Polyus PJSC	55,681	12,053,317
		17,627,746
Saudi Arabia — 1.1%
Alinma Bank	1,584,382	8,490,171
Bank AlBilad	389,549	3,930,362
Bank Al-Jazira	649,586	3,207,359
Jarir Marketing Co.	95,063	5,329,651
SABIC Agri-Nutrients Co.	308,478	8,470,154
Saudi Basic Industries Corp.	121,840	4,048,896
Saudi Telecom Co.	636,750	21,204,180
Yanbu National Petrochemical Co.	187,513	3,488,275
		58,169,048
Singapore — 0.6%
Oversea-Chinese Banking Corp. Ltd.(b)	517,800	4,836,577
Singapore Exchange Ltd.	500,400	3,905,206
Singapore Telecommunications Ltd.	11,400,500	20,754,470
		29,496,253
South Korea — 0.3%
NAVER Corp.	12,024	3,906,318
SK Telecom Co. Ltd.	41,920	11,957,489
		15,863,807
Sweden — 0.3%
Telefonaktiebolaget LM Ericsson, Class B	898,778	11,905,506
Telia Co. AB	692,604	3,016,507
		14,922,013
Switzerland — 6.4%
Chocoladefabriken Lindt & Spruengli AG, Registered	175	17,762,646
EMS-Chemie Holding AG, Registered	11,308	10,593,602
Givaudan SA, Registered	3,133	13,960,803
Kuehne + Nagel International AG, Registered	87,174	29,401,181
Logitech International SA, Registered	241,102	29,810,808
Nestle SA, Registered.	547,881	67,417,450
Novartis AG, Registered.	280,747	24,589,513
Partners Group Holding AG	7,785	11,810,809
Roche Holding AG, Bearer	24,223	9,056,206
Roche Holding AG, NVS	218,132	75,655,786
Schindler Holding AG, Registered.	27,149	7,839,816
Sonova Holding AG, Registered(a)	31,087	11,020,921
Swiss Prime Site AG, Registered	84,072	8,568,142
Swisscom AG, Registered	41,874	23,524,698
		341,012,381
Taiwan — 4.7%
Acer Inc.	4,198,000	4,818,859
Advantech Co. Ltd.	623,482	7,413,724
Security	Shares	Value

Taiwan (continued)
Asustek Computer Inc.	1,140,000	$16,213,738
AU Optronics Corp.(a)	12,215,000	11,293,816
Chang Hwa Commercial Bank Ltd.	6,720,481	4,079,840
China Development Financial Holding Corp.	22,458,000	10,066,271
China Steel Corp.	8,848,000	11,779,462
Chunghwa Telecom Co. Ltd.	6,145,000	25,175,021
Compal Electronics Inc.	6,768,000	5,718,683
CTBC Financial Holding Co. Ltd.	3,864,000	3,207,721
E.Sun Financial Holding Co. Ltd.	9,043,490	8,323,575
Evergreen Marine Corp. Taiwan Ltd.(a)	1,153,000	4,092,554
Far EasTone Telecommunications Co. Ltd.	2,580,000	5,994,080
First Financial Holding Co. Ltd.	16,601,034	13,175,917
Formosa Petrochemical Corp.	816,000	2,938,403
Hua Nan Financial Holdings Co. Ltd.	13,507,074	8,887,344
Inventec Corp.	3,455,000	3,214,634
Lite-On Technology Corp.	3,420,000	8,161,921
Mega Financial Holding Co. Ltd.	17,589,000	20,986,084
Nan Ya Plastics Corp.	1,075,000	3,273,672
Novatek Microelectronics Corp.	519,000	9,966,636
Quanta Computer Inc.	4,107,000	13,284,848
Synnex Technology International Corp.	2,156,250	4,646,902
Taishin Financial Holding Co. Ltd.	9,429,084	5,029,511
Taiwan Cooperative Financial Holding Co. Ltd.	15,090,252	11,397,205
Taiwan Mobile Co. Ltd.	2,668,000	9,665,795
Taiwan Semiconductor Manufacturing Co. Ltd.	564,000	12,117,021
WPG Holdings Ltd.	2,577,760	4,816,948
		249,740,185
Thailand — 0.5%
Advanced Info Service PCL, NVDR	719,600	3,878,240
Airports of Thailand PCL, NVDR	5,420,000	10,919,049
Bangkok Dusit Medical Services PCL, NVDR	7,639,600	5,273,717
Bumrungrad Hospital PCL, NVDR	706,600	2,981,243
Home Product Center PCL, NVDR	7,729,300	3,434,531
		26,486,780
United Arab Emirates — 0.3%
Abu Dhabi National Oil Co. for Distribution PJSC	2,813,187	3,060,128
Emirates Telecommunications Group Co. PJSC	1,755,846	10,353,953
		13,414,081
United Kingdom — 0.2%
Admiral Group PLC	94,264	3,925,122
AstraZeneca PLC	34,417	3,922,629
		7,847,751
United States — 51.8%
Abbott Laboratories	94,912	11,071,485
Accenture PLC, Class A	39,912	11,261,570
Activision Blizzard Inc.	366,666	35,658,269
Allstate Corp. (The)	145,761	19,912,410
Alphabet Inc., Class C, NVS(a)	6,238	15,043,311
Amazon.com Inc.(a)	5,715	18,419,845
Ameren Corp.	66,370	5,588,354
American Electric Power Co. Inc.	191,004	16,426,344
American Tower Corp.	22,871	5,842,626
American Water Works Co. Inc.	98,878	15,328,068
Amgen Inc.	27,908	6,640,430
Amphenol Corp., Class A	208,182	14,002,321
Anthem Inc.	22,900	9,119,238
Aon PLC, Class A	86,084	21,811,103
Arthur J Gallagher & Co.	62,394	9,147,584
AT&T Inc.	649,233	19,106,927

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Min Vol Factor ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Automatic Data Processing Inc.	98,519	$19,311,694
AutoZone Inc.(a)	13,619	19,156,485
Baxter International Inc.	164,494	13,508,247
Berkshire Hathaway Inc., Class B(a)	96,528	27,939,064
Bio-Rad Laboratories Inc., Class A(a)	6,204	3,737,103
Black Knight Inc.(a)	253,873	18,631,739
Booz Allen Hamilton Holding Corp.	135,027	11,467,843
Bristol-Myers Squibb Co.	102,130	6,711,984
Broadridge Financial Solutions Inc.	123,360	19,673,453
Brown & Brown Inc.	228,120	11,980,862
Campbell Soup Co.	157,763	7,678,325
Cboe Global Markets Inc.	82,412	9,172,456
CH Robinson Worldwide Inc.	216,348	20,990,083
Church & Dwight Co. Inc.	215,819	18,502,163
Cisco Systems Inc.	701,952	37,133,261
Citrix Systems Inc.	198,742	22,847,380
Clorox Co. (The)	139,349	24,627,149
CME Group Inc.	77,741	17,006,621
CMS Energy Corp.	134,102	8,413,559
Cognizant Technology Solutions Corp., Class A	44,249	3,166,458
Colgate-Palmolive Co.	174,204	14,594,811
Comcast Corp., Class A	300,377	17,223,617
Consolidated Edison Inc.	553,538	42,755,275
Cooper Companies Inc. (The)	11,649	4,583,299
Costco Wholesale Corp.	26,971	10,202,320
Crown Castle International Corp.	136,479	25,862,771
Danaher Corp.	76,196	19,516,843
Dollar General Corp.	201,390	40,874,114
Dominion Energy Inc.	342,764	26,098,051
Domino’s Pizza Inc.	8,177	3,490,516
Duke Energy Corp.	403,394	40,428,147
Duke Realty Corp.	223,044	10,362,624
Electronic Arts Inc.	211,832	30,277,148
Eli Lilly & Co.	244,147	48,765,922
Erie Indemnity Co., Class A, NVS	39,120	7,868,206
Evergy Inc.	57,485	3,563,495
Eversource Energy.	95,747	7,773,699
Expeditors International of Washington Inc.	160,312	20,149,615
Extra Space Storage Inc.	131,074	19,636,196
F5 Networks Inc.(a)	39,141	7,257,916
Fidelity National Information Services Inc.	147,354	21,952,799
Fiserv Inc.(a)	194,867	22,448,678
General Mills Inc.	136,473	8,578,693
Genuine Parts Co.	45,983	6,029,291
Gilead Sciences Inc.	750,517	49,616,679
Henry Schein Inc.(a)(b)	46,779	3,557,075
Hershey Co. (The)	200,908	34,767,129
Home Depot Inc. (The)	64,589	20,598,078
Hormel Foods Corp.	480,088	23,303,472
Humana Inc.	16,422	7,187,909
Intel Corp.	55,149	3,150,111
Intercontinental Exchange Inc.	69,983	7,899,681
International Business Machines Corp.	40,118	5,766,561
Intuit Inc.	21,432	9,410,577
Jack Henry & Associates Inc.	122,998	18,960,142
JM Smucker Co. (The)	85,217	11,358,574
Johnson & Johnson	309,814	52,436,020
Juniper Networks Inc.	114,617	3,017,866
Kellogg Co.	299,923	19,641,957
Keysight Technologies Inc.(a)(b)	300,855	42,835,735
Security	Shares	Value

United States (continued)
Kimberly-Clark Corp.	127,432	$16,646,442
Kroger Co. (The).	1,060,564	39,219,657
Liberty Broadband Corp., Class C, NVS(a)	189,210	31,463,731
MarketAxess Holdings Inc.	12,121	5,654,931
Marsh & McLennan Companies Inc.	220,904	30,562,068
Masimo Corp.(a)(b)	15,651	3,374,356
Mastercard Inc., Class A	43,119	15,547,849
McCormick & Co. Inc./MD, NVS	251,170	22,369,200
McDonald’s Corp.	189,548	44,333,382
Medtronic PLC.	209,462	26,515,795
Merck & Co. Inc.	696,457	52,854,122
Microsoft Corp.	39,541	9,872,597
Moderna Inc.(a)	16,176	2,992,722
Mondelez International Inc., Class A	92,385	5,869,219
Motorola Solutions Inc.	214,004	43,937,161
Newmont Corp.	1,007,942	74,063,578
NextEra Energy Inc.	676,439	49,528,864
O’Reilly Automotive Inc.(a)	25,575	13,685,694
Old Dominion Freight Line Inc.	9,603	2,549,116
Oracle Corp.	177,722	13,993,830
Palo Alto Networks Inc.(a)	17,660	6,414,995
Paychex Inc.	379,553	38,387,990
PepsiCo Inc.	361,950	53,546,883
Pfizer Inc.	458,388	17,753,367
Pool Corp.	5,272	2,301,492
Procter & Gamble Co. (The)	271,220	36,574,017
Progressive Corp. (The)	173,537	17,194,046
Public Storage	143,889	40,645,765
Regeneron Pharmaceuticals Inc.(a)	110,467	55,501,935
Republic Services Inc.	360,894	39,402,407
Seagen Inc.(a)	26,706	4,148,777
Southern Co. (The)	512,134	32,735,605
Starbucks Corp.	98,639	11,233,009
Stryker Corp.	22,820	5,825,261
T-Mobile U.S. Inc.(a)	181,695	25,700,758
Take-Two Interactive Software Inc.(a)	126,042	23,388,354
Target Corp.	134,609	30,545,474
Tradeweb Markets Inc., Class A	89,691	7,514,312
Travelers Companies Inc. (The)	22,573	3,604,908
Tyler Technologies Inc.(a)(b)	65,597	26,446,087
UnitedHealth Group Inc.	31,301	12,893,508
VeriSign Inc.(a)	40,078	8,813,954
Verizon Communications Inc.	1,227,153	69,321,873
Vertex Pharmaceuticals Inc.(a)	170,726	35,618,565
Visa Inc., Class A	241,837	54,969,550
Walmart Inc.	348,853	49,547,592
Walt Disney Co. (The)(a)	55,348	9,887,920
Waste Management Inc.	487,154	68,532,825
WEC Energy Group Inc.	417,467	39,204,326
West Pharmaceutical Services Inc.	57,278	19,904,678
Western Union Co. (The)	664,344	16,256,498
Xcel Energy Inc.	582,297	41,273,211
Zoom Video Communications Inc., Class A(a)	21,703	7,195,196
		2,747,156,878
Total Common Stocks — 99.3%
(Cost: $4,281,461,937)	.	5,261,261,541

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Min Vol Factor ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Right

Singapore — 0.0%
Singapore Airlines Ltd. (Expires 06/16/21)(a)	2,222,088	$0	(f)

Total Rights — 0.0%
(Cost: $0)		0	(f)

Short-Term Investments

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(g)(h)(i)	43,432,794	43,458,854

Total Short-Term Investments — 0.8%
(Cost: $43,441,525)		43,458,854

Total Investments in Securities — 100.1%
(Cost: $4,324,903,462)		5,304,720,395

Other Assets, Less Liabilities — (0.1)%.		(4,809,143)

NetAssets—100.0%		$5,299,911,252

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Rounds to less than 1.

(f)	Rounds to less than $1.

(g)	Affiliate of the Fund.

(h)	Annualized 7-day yield as of period-end.

(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/21	Shares Held at 05/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$105,527,162	$—	$(62,029,734	)(a)	$66,899	$(105,473)	$43,458,854	43,432,794	$160,711	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	13,570,000	—	(13,570,000	)(a)	—	—	—	—	4,712		—
					$66,899	$(105,473)	$43,458,854		$165,423		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
2-Year U.S. Treasury Note	11	09/30/21	$2,430	$1,359
MSCI EAFE Index	49	06/18/21	5,726	169,296
MSCI Emerging Markets E-Mini Index	42	06/18/21	2,858	61,533
S&P 500 E-Mini Index	53	06/18/21	11,136	225,416
				$457,604

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Min Vol Factor ETF
May 31, 2021

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2		Level 3	Total
Investments
Assets
Common Stocks	$3,072,262,656	$2,188,998,882		$3	$5,261,261,541
Rights	—	0	(a)	—	0	(a)
Money Market Funds.	43,458,854	—		—	43,458,854
	$3,115,721,510	$2,188,998,882		$3	$5,304,720,395
Derivative financial instruments(b)
Assets
Futures Contracts.	$457,604	$—		$—	$457,604

(a)	Rounds to less than $1.

(b)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust